Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

NOTE 4 – PROPERTY AND EQUIPMENT, net

Property and equipment, net, consists of the following as of:

	September 30, 2018 (Unaudited)	December 31, 2017
Information technology equipment	$-	$31,892
Less accumulated depreciation	-	(29,991)
Total property and equipment, net	$-	$1,901

Depreciation expense was $0 and $1,901, for the three and nine-months ended September 30, 2018, respectively, and $1,496 and $4,513, for the three and nine-months ended September 30, 2017, respectively.

During the nine-months ended September 30, 2018, Company wrote off its fully depreciated equipment. There was no gain or loss recognized for this write-off.

NOTE 4 – PROPERTY AND EQUIPMENT, net

Property and equipment, net, consists of the following as of December 31:

	2017	2016
Information technology equipment	$31,892	$31,892
Less accumulated depreciation	(29,991)	(24,137)
Total property and equipment, net	$1,901	$7,755

Depreciation expense was $5,854 and $6,168, for the years ended December 31, 2017 and 2016, respectively.